Taxation (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Unused tax losses	$ 3,206	$ 4,405	$ 4,099
Deferred tax assets not recognized	16,650	12,860	$ 2,000
Unused tax losses [member]
IfrsStatementLineItems [Line Items]
Unused tax losses	65,840	50,350
Deferred tax assets not recognized	$ 16,650	$ 12,860